Notes Related to the Consolidated Statement of Income (Loss) - Summary of Nature of Deferred Taxes (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Deferred Tax Assets And Liabilities [Abstract]
Loss carryforward	€ 59,594	€ 43,315	€ 34,709
Temporary differences	643	106	74
Unrecognized deferred tax assets	€ (60,236)	€ (43,421)	(34,786)
Net amount			€ (3)